UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08886

DWS Equity Partners Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Equity Partners Fund

	Shares	Value ($)

Common Stocks 95.9%
Consumer Discretionary 12.5%
Auto Components 0.6%
BorgWarner, Inc.	44,000	2,495,240
Hotels Restaurants & Leisure 0.9%
Wyndham Worldwide Corp.*	140,010	4,096,693
Household Durables 0.9%
Blyth, Inc.	179,300	3,851,364
Media 7.2%
Clear Channel Communications, Inc.	211,600	6,144,864
Comcast Corp. “A”*	309,300	10,825,500
Gannett Co., Inc.	46,700	2,654,895
LodgeNet Entertainment Corp.* (a)	102,503	1,948,582
R.H. Donnelley Corp.* (a)	104,231	5,661,828
Time Warner, Inc.	205,000	3,407,100

		30,642,769
Specialty Retail 2.9%
American Eagle Outfitters, Inc.	75,688	2,923,827
TJX Companies, Inc. (a)	353,800	9,464,150

		12,387,977
Consumer Staples 3.2%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	150,000	7,018,500
Tobacco 1.6%
Altria Group, Inc.	81,200	6,782,636
Energy 6.1%
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc.	198,000	7,221,060
Kinder Morgan Management LLC*	259,167	10,939,439
Magellan Midstream Holdings LP (a)	341,300	7,655,359

		25,815,858
Financials 30.1%
Commercial Banks 2.8%
Fifth Third Bancorp. (a)	65,600	2,580,704
Wells Fargo & Co.	271,200	9,424,200

		12,004,904
Consumer Finance 7.5%
AmeriCredit Corp.*	463,800	10,894,662
Capital One Financial Corp. (a)	65,400	4,780,740
First Marblehead Corp.	313,800	16,474,500

		32,149,902
Diversified Financial Services 3.2%
Citigroup, Inc.	272,372	13,441,558
Insurance 8.4%
Aon Corp.	120,000	4,148,400
Berkshire Hathaway, Inc. “B”*	4,700	15,056,450
Prudential Financial, Inc.	227,000	16,664,070

		35,868,920
Real Estate Investment Trusts 3.0%
American Financial Realty Trust (REIT) (a)	900,000	10,323,000
American Home Mortgage Investment Corp. (REIT) (a)	81,000	2,567,700

		12,890,700
Real Estate Management & Development 0.9%
Realogy Corp.*	175,013	3,745,268
Thrifts & Mortgage Finance 4.3%
Countrywide Financial Corp.	152,400	5,151,120
Freddie Mac	209,700	13,336,920

		18,488,040
Health Care 12.6%
Health Care Providers & Services 12.5%
Cardinal Health, Inc.	55,000	3,708,100
Coventry Health Care, Inc.*	250,100	13,565,424
Laboratory Corp. of America Holdings*	10,000	684,200
UnitedHealth Group, Inc.	75,000	3,896,250
WellPoint, Inc.*	409,600	31,707,136

		53,561,110
Pharmaceuticals 0.1%
Pfizer, Inc.	8,000	220,480
Industrials 16.5%
Aerospace & Defense 1.8%
United Technologies Corp.	119,000	7,462,490
Airlines 1.4%
Southwest Airlines Co.	347,000	6,010,040
Building Products 3.5%
American Standard Companies, Inc.	360,000	15,037,200
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.* (a)	646,000	6,679,640
Cendant Corp.	700,050	1,351,096

		8,030,736
Industrial Conglomerates 2.3%
Tyco International Ltd.	380,800	9,957,920
Marine 0.3%
Eagle Bulk Shipping, Inc. (a)	90,000	1,422,000
Road & Rail 5.3%
Canadian National Railway Co.	528,000	22,577,280
Information Technology 6.8%
Computers & Peripherals 3.3%
Hewlett-Packard Co.	185,000	6,763,600
International Business Machines Corp.	91,800	7,433,046

		14,196,646
IT Services 3.5%
First Data Corp.	281,579	12,099,450
MasterCard, Inc. “A”* (a)	50,900	2,845,310

		14,944,760
Materials 0.8%
Paper & Forest Products
International Paper Co.	94,000	3,268,380
Telecommunication Services 7.3%
Diversified Telecommunication Services 1.2%

Embarq Corp.* (a)	18,785	885,713
Iowa Telecommunications Services, Inc. (a)	215,100	4,177,242

		5,062,955
Wireless Telecommunication Services 6.1%
American Tower Corp. “A”* (a)	225,500	8,086,430
NII Holdings, Inc.*	111,500	5,948,525
SBA Communications Corp. “A”*	215,000	5,534,100
Sprint Nextel Corp. (a)	375,700	6,356,843

		25,925,898

Total Common Stocks (Cost $256,137,960)		409,358,224
Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 5.28% (b) (c) (Cost $32,802,263)	32,802,263	32,802,263
Cash Equivalents 4.1%
Cash Management QP Trust, 5.33% (d) (Cost $17,534,833)	17,534,833	17,534,833
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 306,475,056)	107.7	459,695,320
Other Assets and Liabilities, Net	(7.7)	(32,846,410)

Net Assets	100.0	426,848,910

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $32,045,306 which is 7.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Partners Fund, a series of DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Partners Fund, a series of DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006